Shareholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2012
Shareholders' Equity [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			100,000
Treasury Stock, Value, Acquired, Cost Method	$ 99,363	$ 28,572
Treasury Stock [Member]
Shareholders' Equity [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 99,363	$ 28,572
Treasury Stock, Shares, Acquired	69,869	26,400